Financial statements preparation	6 Months Ended
Mar. 31, 2020
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This general purpose Interim Financial Report for the half year ended 31 March 2020 has been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001 (Cth) and is also compliant with International Accounting Standard IAS 34 Interim Financial Reporting.

The Interim Financial Report does not include all the notes of the type normally included in an annual financial report. Accordingly, this Interim Financial Report is to be read in conjunction with the Annual Financial Report for the year ended 30 September 2019 and any relevant public announcements made by Westpac during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001 (Cth) and the ASX Listing Rules.

The Interim Financial Report complies with current Australian Accounting Standards (AAS) as they relate to interim financial reports.

The Interim Financial Report was authorised for issue by the Board of Directors on 4 May 2020.

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Comparative revisions

Comparative information has been revised where appropriate to enhance comparability.

Critical accounting assumptions and estimates

In preparing the Interim Financial Report, the application of the Group’s accounting policies requires the use of judgement, assumptions and estimates.

The areas of judgement, assumptions and estimates in the Interim Financial Report, including the key sources of estimation uncertainty, are consistent with those in the Annual Financial Report for the year ended 30 September 2019 except for as noted below:

Goodwill

As at 31 March 2020, the carrying value of the net assets of the Group was more than its market capitalisation which is an indicator of impairment. As a result, an impairment test was performed which determined that goodwill is recoverable, and no impairment should be recognised.

We have reassessed the base assumptions and revised them where we consider it necessary in order to provide a reasonable estimate of the value-in-use of the business units and Group in the current environment. We have revised the assumptions used at 30 September 2019 as reported in our Annual Report from a zero growth rate beyond 2 year forecasts to a 2% growth rate beyond 3.5 year forecasts.

Given the uncertainty of a rapidly changing economic environment, market sentiment, and regulatory and industry responses, the forecasts are likely to change. This will continue to be reviewed and a further impairment test will be performed at year end.

Provisions for expected credit losses (ECL)

Details on specific judgements in relation to the impact of COVID-19 on the calculation of provisions for ECL are included in Note 10.

Compliance, regulation and remediation provisions

Details on specific judgements in relation to material compliance, regulation and remediation provisions are included in Note 14.

Amendments to Accounting Standards effective this period

AASB 16 Leases (AASB 16) was adopted by the Group on 1 October 2019. AASB 16 requires all operating leases of greater than 12 months duration be presented on balance sheet by the lessee as a right-of-use (ROU) asset and lease liability. There are no significant changes to lessor accounting.

The Group adopted the standard using the simplified approach to transition with no restatement of comparative information and no effect on retained earnings.

The lease liabilities are measured at the present value of the remaining lease payments, discounted at the lessee’s incremental borrowing rate at 1 October 2019.  On transition to the new standard, the lease liability recognised in other liabilities was $3.3 billion. The associated ROU assets of $3.2 billion were measured at an amount equal to the lease liability, less previously recognised accrued lease payments of $0.1 billion.  The ROU assets are recognised in property and equipment.

All leases on balance sheet give rise to a combination of interest expense on the lease liability and depreciation of the ROU asset. Interest expense is recognised in net interest income on an effective yield basis. Depreciation expense is recognised in operating expenses on a straight-line basis over the lease term.

Extension options are included in a number of lease contracts. The extension options are only included in the lease term if the lease is reasonably certain to be extended, which is assessed by the Group at the lease commencement date. The assessment is reviewed if a significant event or significant change in circumstances occurs which affects this assessment and is within the control of the Group.

The Group used the incremental borrowing rate based on the remaining maturity of leases at the date of transition as the discount rate when determining present value. The weighted average incremental borrowing rate applied was 2.1%.

Operating lease commitments disclosed under AASB 117 Leases as at 30 September 2019 were $3.7 billion compared to the lease liabilities of $3.3 billion recognised under AASB 16 as at 1 October 2019. The difference is principally due to the discounting of the contractual lease payments under AASB 16.

AASB Interpretation 23 Uncertainty over Income Tax Treatments (Interpretation 23) was adopted by the Group on 1 October 2019. Interpretation 23 clarifies the recognition and measurement criteria in AASB 112 Income Taxes (AASB 112) where there is uncertainty over income tax treatments, and requires an assessment of each uncertain tax position as to whether it is probable that a taxation authority will accept the position.

Where it is not considered probable, the effect of the uncertainty will be reflected in determining the relevant taxable profit or loss, tax bases, unused tax losses and unused tax credits or tax rates. The amount will be determined as either the single most likely amount or the sum of the probability weighted amounts in a range of possible outcomes, whichever better predicts the resolution of the uncertainty. Judgements will be reassessed as and when new facts and circumstances are presented.

Interpretation 23 did not have a material impact on the Group.

AASB 2019-3 Amendments to Australian Accounting Standards – Interest rate benchmark reform (AASB 2019-3) was early adopted, as permitted by the standard, by the Group on 1 October 2019.

AASB 2019-3 makes amendments to AASB 9, AASB 139 and AASB 7 which allows the Group to apply certain exceptions to the standard hedging requirements in respect of hedge relationships that are impacted by a market wide interest rate benchmark reform. Specifically the exceptions allow the Group to:

•	Assume that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the reform when determining whether a forecast transaction is highly probable;
•	Assume that interest rate benchmark of the hedged item / instrument are not altered for the life of the hedge when assessing whether a hedge is expected to continue to be highly effective;
•

A hedge relationship impacted by uncertainty arising from benchmark interest rate reform is not required to pass the 80%-125% effectiveness test, however any actual ineffectiveness must be recorded in the Income Statement; and

•

The determination of a designated component of an exposure in portfolio hedges is only required to be made the first time that component is designated, and not when the portfolio is de-designated and re-designated.

The exceptions allowed by the amendments are being applied to the Group’s LIBOR linked hedge relationships that mature after the LIBOR discontinuance date of 31 December 2021. The Group’s LIBOR transition project has commenced focusing on identification of exposures and internal processes that will be affected by the changes.

A key assumption made when performing hedge accounting at the reporting date is that both the hedged item and instrument will be amended from existing LIBOR linked floating rates to new alternative reference rates (ARRs) on the same date. Where actual differences between those dates arise hedge ineffectiveness will be recorded in the income statement.

On 9 April 2020, the IASB issued an exposure draft for Interest Rate Benchmark Reform - Phase 2 which considers the issues that will affect financial reporting when an existing benchmark interest rate is replaced by an ARR. The Group continues to monitor these developments and the expected impact.

The table below summarises the exposures Westpac currently has in hedging relationships maturing after 31 December 2021 which will be impacted by the IBOR reform and the quantum of those risks. The extent of the risk exposure also reflects the notional amounts of related hedging instruments.

Notional hedged exposure
Benchmark	(A$bn)

US LIBOR	53
GBP LIBOR	2
CHF LIBOR	2
JPY LIBOR	2

Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group.

AASB 17 Insurance Contracts was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts, AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

•

the scope of the standard may result in some contracts that are currently “unbundled”, i.e. accounted for separately as insurance and investment contracts being required to be “bundled” and accounted for as an insurance contract;

•

portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

•

risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

•

the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

•	a narrower definition of what acquisition costs may be deferred;
•	an election to recognise changes in assumptions regarding discount rate in other comprehensive income rather than in profit and loss;
•	an election to recognise changes in the fair value of assets supporting policy liabilities in other comprehensive income rather than through profit and loss;
•	reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and
•	additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the profit and loss impacts to the Group are not yet practicable to determine.

On 26 June 2019, the IASB issued an exposure draft proposing a number of amendments to the insurance contracts standard. These amendments were approved by the IASB, with some minor modifications, on 17 March 2020. These amendments include:

•	deferral of acquisition costs for anticipated renewals outside of the initial contract boundary;
•	further clarity on the contractual service margin;
•	ability to recognise a gain in the P&L for reinsurance contracts, to offset losses from onerous contracts on initial recognition; and
•	additional transitional provisions.

In addition, the effective date of the standard will be deferred by two years to be applicable to the Group for the 30 September 2024 financial year.

A revised Conceptual Framework (Framework) was issued in May 2019. This will be effective for the Group for the 30 September 2021 financial year. The revised Framework includes new definitions and recognition criteria for assets, liabilities, income and expenses and other relevant financial reporting concepts. The changes are not expected to have a material impact on the Group.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.